Parent Company Only Condensed Financial Information - Condensed Statements of Operations and Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Items Net Interest And Other Financial Income [Line Items]
Interest income	$ 7,268	$ 9,656	$ 12,617
Interest expense	2,633	3,478	4,183
Loss before income tax and undistributed subsidiaries' operations	(3,766)	(5,425)	(6,672)
Net loss	(3,766)	(5,425)	(6,870)
Comprehensive loss	(4,045)	(5,711)	(6,902)
Parent Company [Member]
Other Items Net Interest And Other Financial Income [Line Items]
Interest income	3
Interest expense	180	168	167
Other expense	400	663	567
Loss before income tax and undistributed subsidiaries' operations	(577)	(831)	(734)
Effect of subsidiaries' operations	(3,189)	(4,594)	(6,136)
Net loss	(3,766)	(5,425)	(6,870)
Comprehensive loss	$ (4,045)	$ (5,711)	$ (6,902)